Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
16.	Related Party Transactions
CURA Foundation
During the three months ended March 31, 2022 and 2021, the Company made contributions of $0 and $125, respectively, to the CURA Foundation in support of the International Vatican. Dr. Robin L. Smith serves on the Company’s Board of Directors, previously served on the board of directors of Legacy Celularity and is the president and chairperson of the board of the CURA Foundation.
COTA, Inc
In November 2020, Legacy Celularity and COTA, Inc. (“COTA”) entered into an Order Schedule (the “Order Schedule No. 2”), to the Master Data License Agreement between Legacy Celularity and COTA, dated
October 29, 2018, pursuant to which COTA will provide the licensed data in connection with AML patients. The COTA Order Schedule No. 2 will terminate on the one-year anniversary following the final licensed data deliverable described therein. Andrew Pecora, M.D., Celularity’s President, is the Founder and Chairman of the Board of COTA and Dr. Robin L. Smith, a member of the Company’s Board, is an investor in COTA. The Company paid COTA $0 and $149 for the three months ended March 31, 2022 and March 31, 2021, respectively.
Cryoport Systems, Inc
During the three months ended March 31, 2022 and 2021, the Company made payments totaling $20 and $139, respectively to Cryoport Systems, Inc (“Cryoport”) for transportation of cryopreserved materials. The Company’s Chief Executive Officer and director, Dr. Robert Hariri, M.D, Ph.D., has served on Cryoport’s board of directors since September 2015.
Sorrento Therapeutics, Inc.
In September 2020, the Company entered into the 2020 Sorrento Agreement, with Sorrento. Henry Ji, Ph.D., a member of Legacy Celularity’s board of directors, currently serves as President and Chief Executive Officer of Sorrento. Sorrento is also a significant stockholder of the Company and invested in the PIPE. As of March 31, 2022 and December 31, 2021, respectively, the Company owed Sorrento $1,800 and $0 for supply of products pursuant to the supply agreement which was included in accounts payable on its condensed consolidated balance sheets.

19.	Related Party Transactions
The related party transactions described below do not have any associated balances on the consolidated balance sheet as of December 31, 2021.
Consulting Agreement with Dr. Andrew Pecora
On September 1, 2017, Legacy Celularity entered into a scientific and clinical advisor agreement (the “SAB Agreement”) with Dr. Andrew Pecora, a member of Legacy Celularity’s board of directors, for the provision of consulting and advisory services. The SAB Agreement was superseded by a new SAB Agreement executed by Legacy Celularity on February 1, 2019.

On April
13
,
2020
, Legacy Celularity executed the First Amendment of the SAB Agreement with Dr. Pecora. The term of the First Amendment was six
months. It provided for the payment of $
20
 per month and the issuance of a stock option to purchase
153,718
 shares of Legacy Celularity’s common stock. This consideration was in addition to consideration defined in prior agreements. Upon the execution of the agreement,
76,859
 of the options were vested. The remaining
76,859
 options were vested upon Dr. Pecora’s achievement of a performance objective.
On October 15, 2020, Legacy Celularity executed the Second Amendment to the SAB Agreement with Dr. Pecora. Under the Second Amendment, Dr. Pecora agreed to provide Legacy Celularity with strategic advice on clinical development operations and strategy and assist in establishing a long-range clinical development plan. Compensation under the arrangement includes: (i) cash consideration of $20 per month, (ii) a one-time
cash bonus of $50 upon consummation of a merger, combination, consolidation or similar transaction involving Legacy Celularity in relation to a transaction with GX, (iii) a non-qualified
stock option to purchase 153,718 shares of Legacy Celularity’s common stock. This non-qualified
stock option was granted during the second quarter of 2021. The original expiration of the Second Amendment was January 31, 2021. On January 31, 2021, the Company executed the amended and restated second amendment to the SAB Agreement which extended the term of the Second Amendment to September 30, 2021, unless earlier terminated by the Company for cause.
Pursuant to the SAB Agreements, the Company paid Dr. Pecora $
390
and $
460
for the years ended December 31, 2021 and 2020, respectively. On September 15, 2021, the Company hired Dr. Pecora to serve as President. Upon hiring Dr. Pecora, the SAB Agreement was terminated.
CURA Foundation
During the years ended December 31, 2021 and 2020, the Company made a contribution of $500 and $375, respectively to the CURA Foundation in support of the International Vatican. Dr. Robin L. Smith serves on the Company’s Board of Directors, previously served on the board of directors of Legacy Celularity, and is the president and chairperson of the board of the CURA
Foundation.

COTA, Inc
In November 2020, Legacy Celularity and COTA, Inc. (“COTA”) entered into an Order Schedule (the “Order Schedule No. 2”), to the Master Data License Agreement between Legacy Celularity and COTA, dated October 29, 2018, pursuant to which COTA will provide the licensed data in connection with AML patients. The COTA Order Schedule No. 2 will terminate on the one-year
anniversary following the final licensed data deliverable described therein. Andrew Pecora, M.D., Celularity’s President, is the Founder and Chairman of the Board of COTA and Dr. Robin L. Smith, a member of the Company’s Board, is an investor in COTA. The Company paid COTA $149 during the year ended December 31, 2021.
Cryoport Systems, Inc
The Company made payments totaling $104 and $158 to the Cryoport Systems, Inc (“Cryoport”) for transportation of cryopreserved materials during the years ended December 31, 2021 and 2020, respectively. The Company’s Chief Executive Officer and director, Dr. Robert Hariri, M.D, Ph.D., has served on Cryoport’s board of directors since September 2015.
CV Starr Loan
On June 8, 2021, Legacy Celularity entered into a $5,000
loan agreement with CV Starr. CV Starr is an investor in the Company, holding

3,320,346
 warrants to purchase Class A common stock and
4,320,347
 shares of Class A common stock as of December
31
,
2021
. During the third quarter of
2021
, the Company repaid amounts outstanding under the short-term borrowing arrangement with CV Starr.
Stock Purchase Agreement with a Director
On September 18, 2020, a Director of the Company exercised options to purchase 100,000 shares of common stock at a price of $0.21 per share. Subsequent to the aforementioned exercise, the Company and the Director entered into a stock purchase agreement on September 18, 2020 whereby the 100,000 shares of common stock were repurchased by the Company at the then current fair market value of $2.56 per share.
Employment of an Immediate Family Member
Alexandra Hariri, the daughter of Robert J. Hariri, M.D., Ph.D., Celularity’s Chairman and Executive Officer, is employed by Celularity as an Executive Director, Corporate Strategy & Business Development. Ms. Hariri transitioned to part-time in late 2018, and her base salary for each of the years ended December 31, 2019 and 2020 was $38 per year. In 2021, Ms. Hariri transitioned back to full-time and her base salary is $210. Ms. Hariri has received and continues to be eligible to receive a bonus, equity awards and benefits on the same general terms and conditions as applicable to unrelated employees in similar positions.
Matthew Pecora, the son of Andrew Pecora, M.D., the Company’s President, was employed by Celularity as Manager, Clinical Supply Chain. For the year ended December 31, 2020, Mr. Pecora earned
$104

in base salary and bonus and he earned equity awards which were in line with similar roles at Celularity.